Issued Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2025	Jul. 08, 2025	Jun. 13, 2025	Mar. 31, 2025	Mar. 07, 2025	Dec. 31, 2024
Issued Capital [Line Items]
Issued common shares	230,863,524				100	206,942,440
Par value (in Dollars per share)	$ 0.01					$ 0.01
Share capital (in Dollars)				$ 100
Common stock voting rights				one
Common Shares [Member]
Issued Capital [Line Items]
Issued common shares		265,430,000	200,000,000	2,000,000,000	2,000,000,000
Par value (in Dollars per share)		$ 0.01	$ 0.01	$ 0.001	$ 0.001
Share capital (in Dollars)				$ 2,000,000,000
Issued Capital [Member] | Common Shares [Member]
Issued Capital [Line Items]
Issued common shares				100